Loss per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Loss per share

32. Loss per share

The Company calculates loss per share by dividing loss for the period attributable to the shareholders of the parent by the weighted average number of shares outstanding during the period (net of treasury shares).

	2022	2021	2020
Loss for the year, attributable to the shareholders of the parent	(392,567)	(212,393)	(60,361)
Weighted average number of shares (thousands)	592,032	549,080	454,267
Basic and diluted loss per share, U.S. $	(0.66)	(0.39)	(0.13)

Potential dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	2022	2021	2020
Restricted stock units	8,147,594	1,701,007	—
Stock options	14,339,052	6,958,312	—
Warrants	—	—	39,857,319

Refer to Note 8 Share-based payments for a description of restricted stock units, stock options and warrants.